UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425, Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

M3Sixty Administration, LLC
4520 Main Street
 Suite 1425
 Kansas City, MO 64111

 (Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end: 11/30/2016

Date of reporting period: 02/29/2016

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2016 (Unaudited)

	Shares	Value

Common Stock - 85.11%

Aerospace & Defense - 3.57%
Harris Corp.	7,500	$585,150

Banks - 2.63%
First Republic Bank	7,000	430,780

Beverages - 9.95%
Constellation Brands, Inc. - Class A	7,000	990,010
Dr Pepper Snapple Group, Inc.	7,000	640,710
		1,630,720
Commercial Services - 10.73%
Cintas Corp.	9,500	797,905
* Quanta Services, Inc.	15,000	304,350
* Verisk Analytics, Inc.	9,000	655,560
		1,757,815
Food - 3.59%
McCormick & Co., Inc.	6,300	587,538

Hand & Machine Tools - 7.86%
Snap-on, Inc.	5,000	723,350
Stanley Black & Decker, Inc.	6,000	564,060
		1,287,410
Healthcare - Products - 9.41%
DENTSPLY SIRONA, Inc.	9,000	548,640
* Henry Schein, Inc.	6,000	992,700
		1,541,340
Healthcare - Services - 7.63%
Quest Diagnostics, Inc.	8,000	532,240
Universal Health Services, Inc. - Class B	6,500	717,405
		1,249,645
Home Builders - 3.38%
Thor Industries, Inc.	10,000	553,800

See Notes to Schedules of Investments.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2016 (Unaudited)

	Shares	Value

Common Stock - 85.11% (continued)

Household Products & Wares - 4.64%
Newell Rubbermaid, Inc.	20,000	$760,200

Media - 3.01%
TEGNA, Inc.	20,000	492,800

Mining - 1.92%
Silver Wheaton Corp.	20,000	314,600

Miscellaneous Manufacturing - 2.44%
Hillenbrand, Inc.	14,200	399,304

Oil & Gas - 1.29%
Energen Corp.	8,000	211,840

REITs - 2.42%
W.P. Carey, Inc.	7,000	396,830

Retail - 5.37%
Ross Stores, Inc.	16,000	879,680

Semiconductors - 2.71%
Microchip Technology, Inc.	10,000	444,900

Software - 2.56%
* Synchronoss Technologies, Inc.	15,000	420,150

Total Common Stock (Cost $9,231,529)		13,944,502

Exchange-Traded Funds - 1.67%
* SPDR Gold Shares	2,300	272,872

Total Exchange-Traded Funds (Cost $187,562)		272,872

See Notes to Schedules of Investments.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2016 (Unaudited)

	Shares	Value

Investment Companies - 13.33%
** Wells Fargo Advantage Money Market Fund - Class I, 0.03%	2,183,591	$2,183,591

Total Investment Companies (Cost $2,183,591)		2,183,591

Total Investments (Cost $11,602,682) - 100.11%		$16,400,965
Liabilities in Excess of Other Assets, net - (0.11%)		(17,639)
Net Assets - 100.00%		$16,383,326

*	Non-income producing investment.
**	Rate shown represents the rate at February 29, 2016 which is subject to change and resets daily.

The following abbreviation is used in this portfolio:

REIT - Real Estate Investment Trust

See Notes to Schedules of Investments.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2016 (Unaudited)

Industry	% of Net Assets	Value

Aerospace & Defense	3.57%	$585,150
Banks	2.63%	430,780
Beverages	9.95%	1,630,720
Commercial Services	10.73%	1,757,815
Exchange Traded Funds	1.67%	272,872
Food	3.59%	587,538
Hand & Machine Tools	7.86%	1,287,410
Healthcare - Products	9.41%	1,541,340
Healthcare - Services	7.63%	1,249,645
Home Builders	3.38%	553,800
Household Products & Wares	4.64%	760,200
Investment Companies	13.33%	2,183,591
Media	3.01%	492,800
Mining	1.92%	314,600
Miscellaneous Manufacturing	2.44%	399,304
Oil & Gas	1.29%	211,840
REITs	2.42%	396,830
Retail	5.37%	879,680
Semiconductors	2.71%	444,900
Software	2.56%	420,150
Total	100.11%	$16,400,965

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2016 (Unaudited)

	Shares	Value

Common Stock - 82.91%

Banks - 2.85%
Bryn Mawr Bank Corp.	14,000	$351,820

Building Materials - 3.49%
* Trex Co., Inc.	10,000	430,700

Chemicals - 4.02%
Stepan Co.	10,000	496,800

Commercial Services - 12.79%
Deluxe Corp.	13,000	746,330
Ennis, Inc.	20,000	394,800
James River Group Holdings Ltd.	15,000	438,450
		1,579,580
Computers - 3.31%
* Mercury Systems, Inc.	25,000	408,500

Electric - 9.34%
Black Hills Corp.	10,000	560,100
NorthWestern Corp.	10,000	593,700
		1,153,800
Engineering & Construction - 2.69%
Granite Construction, Inc.	8,000	331,600

Environmental Control - 3.27%
Covanta Holding Corp.	29,000	403,970

Food - 4.20%
B&G Foods, Inc.	15,000	518,850

Healthcare - Services - 2.85%
HealthSouth Corp.	10,000	352,300

Home Furnishings - 6.33%
La-Z-Boy, Inc.	19,000	462,650
* Universal Electronics, Inc.	6,000	318,840
		781,490
Household Products & Wares - 4.07%
* Jarden Corp.	9,500	502,360

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2016 (Unaudited)

	Shares	Value

Common Stock - 82.91% (continued)

Insurance - 2.91%
Maiden Holdings, Ltd.	30,000	$359,100

Iron & Steel - 1.93%
Carpenter Technology Corp.	8,000	237,760

Media - 2.62%
* Gray Television, Inc.	28,000	323,120

Oil & Gas - 1.31%
* Birchcliff Energy Ltd.	40,000	150,000
Vanguard Natural Resources, LLC.	6,290	11,888
		161,888
Pharmaceuticals - 3.21%
* Depomed, Inc.	18,000	275,040
* Sorrento Therapeutics, Inc.	20,000	120,800
		395,840
Retail - 5.39%
Cracker Barrel Old Country Store, Inc.	4,500	666,225

Semiconductors - 4.09%
Silicon Motion Technology Corp. - ADR	15,000	505,350

Telecommunications - 2.24%
* Iridium Communications, Inc.	40,000	277,200

Total Common Stock (Cost $8,785,621)		10,238,253

Investment Companies - 17.26%
** Wells Fargo Advantage Money Market Fund - Class I, 0.03%	2,131,980	2,131,980

Total Investment Companies (Cost $2,131,980)		2,131,980

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2016 (Unaudited)

Value

Total Investments (Cost $10,917,601) - 100.17%	$12,370,233
Liabilities in Excess of Other Assets, net - (0.17)%	(21,149)
Net Assets - 100.00%	$12,349,084

*	Non-income producing investment.
**	Rate shown represents the rate at February 29, 2016 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt
LLC - Limited Liability Co.
REIT - Real Estate Investment Trust

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2016 (Unaudited)

Industry	% of Net Assets	Value

Banks	2.85%	$351,820
Building Materials	3.49%	430,700
Chemicals	4.02%	496,800
Commercial Services	12.79%	1,579,580
Computers	3.31%	408,500
Electric	9.34%	1,153,800
Engineering & Construction	2.69%	331,600
Environmental Control	3.27%	403,970
Food	4.20%	518,850
Healthcare - Services	2.85%	352,300
Home Furnishings	6.33%	781,490
Household Products & Wares	4.07%	502,360
Insurance	2.91%	359,100
Investment Companies	17.26%	2,131,980
Iron & Steel	1.93%	237,760
Media	2.62%	323,120
Oil & Gas	1.31%	161,888
Pharmaceuticals	3.21%	395,840
Retail	5.39%	666,225
Semiconductors	4.09%	505,350
Telecommunications	2.24%	277,200
Total	100.17%	$12,370,233

See Notes to Schedules of Investments.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2016 (Unaudited)

	Shares	Value

Common Stock - 89.74%

Aerospace & Defense - 3.98%
Raytheon, Co.	2,750	$340,588

Banks - 3.28%
First Republic Bank	4,560	280,622

Building Materials - 3.87%
Fortune Brands Home & Security, Inc.	6,600	331,452

Commercial Services - 7.00%
Nielsen Holdings PLC	6,620	333,251
* Verisk Analytics, Inc.	3,650	265,866
		599,117
Computers - 8.14%
Accenture PLC - Class A	2,150	215,559
Apple, Inc.	2,480	239,791
* Mercury Systems, Inc.	14,750	241,015
		696,365
Diversified Financial Services - 3.36%
MasterCard, Inc. - Class A	3,260	283,359
PJT Partners, Inc. - Class A	164	4,562
		287,921
Electric - 3.29%
NextEra Energy, Inc.	2,500	282,049

Food - 6.71%
B&G Foods, Inc.	7,650	264,614
JM Smucker Co.	2,425	309,357
		573,971
Healthcare - Products - 5.95%
Becton Dickinson and Co.	1,800	265,410
* Edwards Lifesciences Corp.	2,800	243,600
		509,010
Household Products & Wares - 4.64%
* Jarden Corp.	7,510	397,129

Insurance - 3.01%
Maiden Holdings Ltd.	21,500	257,355

Internet - 4.63%
* Alphabet, Inc. - Class A	280	200,822
* Alphabet, Inc. - Class C	280	195,376
		396,198

See Notes to Schedules of Investments.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2016 (Unaudited)

	Shares	Value

Common Stock - 89.74% (continued)

Media - 3.14%
* Gray Television, Inc.	23,300	$268,882

Mining - 3.19%
Agnico Eagle Mines Ltd.	7,750	272,800

Oil & Gas - 3.46%
Exxon Mobil Corp.	3,700	296,555

Pharmaceuticals - 3.34%
McKesson Corp.	1,840	286,341

REITs - 3.59%
Crown Castle International Corp.	3,550	307,075

Retail - 11.98%
CVS Health Corp.	2,940	285,680
Foot Locker, Inc.	4,350	271,875
Home Depot, Inc.	2,400	297,888
Ross Stores, Inc.	3,100	170,438
		1,025,881
Software - 3.18%
* Microsoft Corp.	5,350	272,208

Total Common Stock (Cost $7,688,571)		7,681,519

Investment Companies - 16.57%
** Wells Fargo Advantage Money Market Fund - Class I, 0.03%	1,418,641	1,418,641

Total Investment Companies (Cost $1,481,641)		1,418,641

Total Investments (Cost $9,107,212) - 106.31%		$9,100,160
Liabilities in Excess of Other Assets, net - (6.31%)		(540,168)
Net Assets - 100.00%		$8,559,992

*	Non-income producing investment.
**	Rate shown represents the rate at February 29, 2016 which is subject to change and resets daily.

The following abbreviation is used in this portfolio:

PLC - Public Limited Company
REIT - Real Estate Investment Trust

See Notes to Schedules of Investments.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2016 (Unaudited)

Industry	% of Net Assets	Value
Aerospace & Defense	3.98%	$340,588
Banks	3.28%	280,622
Building Materials	3.87%	331,452
Commercial Services	7.00%	599,117
Computers	8.14%	696,365
Diversified Financial Services	3.36%	287,921
Electric	3.29%	282,049
Food	6.71%	573,971
Healthcare Products	5.95%	509,010
Household Products & Wares	4.64%	397,129
Insurance	3.01%	257,355
Internet	4.63%	396,198
Investment Companies	16.57%	1,418,641
Media	3.14%	268,882
Mining	3.19%	272,800
Oil & Gas	3.46%	296,555
Pharmaceuticals	3.34%	286,341
REITs	3.59%	307,075
Retail	11.98%	1,025,881
Software	3.18%	272,208
Total	106.31%	$9,100,160

See Notes to Schedules of Investments.

Capital Management Funds
Notes to Schedules of Investments	February 29, 2016 (Unaudited)

Organization
The Capital Management Mid-Cap Fund, the Capital Management Small-Cap Fund and the Wellington Shields All-Cap Fund (collectively the Funds and individually the Mid-Cap Fund, the Small-Cap Fund and the All-Cap Fund) are series funds. The Funds are part of the Capital Management Investment Trust (the Trust), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-ended management investment company. The Funds are each classified as a diversified company as defined in the 1940 Act.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for identical securities on inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Capital Management Funds
Notes to Schedules of Investments	February 29, 2016 (Unaudited)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of February 29, 2016:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$13,944,502	$-	$13,944,502
Exchange-Traded Funds	272,872	-	272,872
Investment Companies	-	2,183,591	2,183,591
Totals	$14,217,374	$2,183,591	$16,400,965

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$10,238,253	$-	$10,238,253
Investment Companies	-	2,131,980	2,131,980
Totals	$10,238,253	$2,131,980	$12,370,233

All-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$7,681,519	$-	$7,681,519
Investment Companies	-	1,418,641	1,418,641
Totals	$7,681,519	$1,418,641	$9,100,160

(a)
As of and during the three month period ended February 29, 2016, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

There were no transfers between levels as of February 29, 2016, from the valuation input levels used on November 30, 2015. It is the Funds’ policy to recognize transfers at the end of the reporting period.

Capital Management Funds
Notes to Schedules of Investments	February 29, 2016 (Unaudited)

Federal Income Taxes

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of February 29, 2016 are noted below.

Table 3		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation)
Mid-Cap Fund	$11,602,682	$5,409,275	$(610,992)	$5,958,973
Small-Cap Fund	11,103,356	2,512,010	(1,245,143)	1,266,877

All-Cap Fund	9,108,200	383,387	(391,427)	(8,040)

The differences between book basis and tax basis unrealized appreciation (depreciation) for the Small-Cap Fund and All-Cap Fund are attributable primarily to the tax deferral of losses on wash sales and differing book/tax treatment of partnership income.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)
A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capital Management Investment Trust

By:	/s/ W. Jameson McFadden
Name:	W. Jameson McFadden
Title:	Principal Executive Officer and Principal Financial Officer
Date:	April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Jameson McFadden
Name:	W. Jameson McFadden
Title:	Principal Executive Officer and Principal Financial Officer
Date:	April 28, 2016